Earnings Per Share - Basic and Diluted Earnings Per Share Computation (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Earnings Per Share [Abstract]
Net income for basic and diluted earnings per share	$ 3,152	$ 2,606	$ 2,779
Weighted-average shares outstanding (in shares)	709	722	745
Dilutive effect of equity plans (in shares)	2	3	2
Diluted weighted-average shares outstanding (in shares)	710	725	747
Basic earnings per share (USD per share)	$ 4.45	$ 3.61	$ 3.73
Diluted earnings per share (USD per share)	$ 4.44	$ 3.59	$ 3.72